Sales (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Sales

	2022	2021	2020
Manufactured products and services rendered:
Ethanol	387,124	291,883	199,062
Sugar	188,769	208,365	171,102
Energy (*)	34,919	50,321	42,756
Peanut	63,041	60,939	46,708
Sunflower	14,948	11,282	10,433
Cotton	6,780	2,540	1,969
Rice (*)	188,263	127,272	96,397
Fluid milk (UHT)	76,596	62,875	54,380
Powder milk (*)	84,257	62,728	40,500
Other diary products	37,648	28,834	17,205
Services	10,987	7,309	4,774
Rental income	841	615	584
Others	24,199	13,069	5,623
	1,118,372	928,032	691,493
Agricultural produce and biological assets:
Soybean	81,757	71,687	44,271
Corn	71,188	59,803	44,475
Wheat	19,915	27,349	14,457
Rice	3,994	—	—
Sunflower	9,885	6,167	633
Barley	4,175	1,684	275
Seeds	1,940	1,559	1,732
Raw milk	21,623	16,468	12,817
Cattle	5,039	3,111	1,959
Cattle for dairy	7,543	4,994	2,729
Others	2,293	3,498	2,923
	229,352	196,320	126,271
Total sales	1,347,724	1,124,352	817,764
(*) Includes sales of energy, rice and powder milk produced by third parties for an amount of US$ 4.5 million. (sales of rice, energy and butter for an amount of US$ 11.5 million and US$ 13.9 million for the years 2021 and 2020 respectively).